INVESCO QQQ TRUSTSM, SERIES 1

3500 Lacey Road

Suite 700

Downers Grove, IL 60515

January 30, 2023

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

Invesco QQQ TrustSM, Series 1

1933 Act Registration No. 333-61001

1940 Act Registration No. 811-08947

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Invesco Capital Management LLC, the Sponsor of Invesco QQQ TrustSM, Series 1 (the “Trust”) certifies on behalf of the Trust that:

1.

the form of prospectus for the Trust that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form S-6; and

2.	the text of the most recent post-effective amendment to the Trust’s registration statement was filed electronically with the Commission via EDGAR on January 27, 2023.

Very truly yours,

INVESCO CAPITAL MANAGEMENT LLC

By:	/s/ Adam Henkel
Adam Henkel
Secretary